Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2012
(CoreBuilder - Series G) | Barclays U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.69%
Performance Since 4/14/2008	5.88%
(CoreBuilder - Series G) | Series G
Average Annual Return:
1 Year	6.80%
Performance Since 4/14/2008	7.10%
Inception Date of Share Class	Apr. 14, 2008
(CoreBuilder - Series G) | Series G | (after taxes on distributions)
Average Annual Return:
1 Year	4.98%
Performance Since 4/14/2008	4.91%
Inception Date of Share Class	Apr. 14, 2008
(CoreBuilder - Series G) | Series G | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.39%
Performance Since 4/14/2008	4.78%
Inception Date of Share Class	Apr. 14, 2008
(CoreBuilder - Series M) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
Performance Since 4/14/2008	5.82%
(CoreBuilder - Series M) | Series M
Average Annual Return:
1 Year	12.18%
Performance Since 4/14/2008	9.77%
Inception Date of Share Class	Apr. 14, 2008
(CoreBuilder - Series M) | Series M | (after taxes on distributions)
Average Annual Return:
1 Year	12.02%
Performance Since 4/14/2008	9.06%
Inception Date of Share Class	Apr. 14, 2008
(CoreBuilder - Series M) | Series M | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.75%
Performance Since 4/14/2008	8.70%
Inception Date of Share Class	Apr. 14, 2008